FAIR VALUE OF ASSETS AND LIABILITIES - Valuation techniques (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Direct capitalization | Capitalisation rate
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0819	0.0807
Discounted cash flow | Discount rate
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.1249	0.1244
Discounted cash flow | Terminal rate
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0831	0.0825
Income approach
FAIR VALUE OF ASSETS AND LIABILITIES
Ratio between monthly gross income and real estate value	0.80%	0.82%